Intangible Asset, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Asset, Net [Abstract]
Schedule of cost and accumulated amortization for intangible asset
	Satellite System software	Accumulated amortization	Net Cost
January 1, 2017	$4,950,000	$577,500	$4,372,500
Addition	-	495,000	(495,000)
December 31, 2017	4,950,000	1,072,500	3,877,500
Addition	-	123,750	(123,750)
March 31, 2018	4,950,000	1,196,250	3,753,750
Addition	-	371,250	(371,250)
December 31, 2018	$4,950,000	$1,567,500	$3,382,500